Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from Related Parties					$ 68,000
Due from Other Related Parties					$ 68,000
Professional Fees				68,000
Repayments of Related Party Debt			$ 5,000
Stock Issued During Period, Value, Issued for Services		1,683,000	$ 115,000	$ 115,000
Mr Destler [Member]
Related Party Transaction [Line Items]
Payments for Rent		$ 45,000
Stock Issued During Period, Shares, Issued for Services		1,000,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 29,000
Mr Klausner [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	30,000
Stock Issued During Period, Value, Issued for Services	$ 60,000
Mr Handy [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party		6,000
Aaron Danks [Member]
Related Party Transaction [Line Items]
Other Expenses		26,000
Premiums Receivable, Net		$ 2,700